Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (Allied Integral United Inc) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net Operating loss carry forward	$ 2,990,000	$ 3,662,000
Other	84,000	132,000
Valuation allowance	(3,167,000)	(4,872,000)
Net deferred income tax assets
Allied Integral United Inc [Member]
Net Operating loss carry forward	11,041,793	5,089,744
Depreciation and amortization	25,081	(1,257,406)
Non-qualified stock compensation	1,699,935
Allowance for doubtful accounts	676,567	145,188
Asset impairment	2,397,114
Intangible assets	1,555,600	2,112,056
Accrued expenses	52,992	171,277
Investments	701,618	701,618
Unrealized losses	1,284,000
Other	42,088	405,163
Interest limitation 163j	2,618,046	2,618,046
Total gross deferred income tax asset	22,095,554	9,985,686
Valuation allowance	(22,095,554)	(9,985,686)
Net deferred income tax assets
Deferred income tax liabilities: